DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash flow hedges [member]
Interest rate
Notional (in Pounds)	£ 426,740	£ 556,945
Cash flow hedges [member] | Later than five years [member]
Interest rate
Notional (in Pounds)	£ 125,921	£ 181,843
Average fixed interest rate	2.39%	1.85%
Cash flow hedges [member] | Not later than one month [member]
Interest rate
Notional (in Pounds)	£ 9,675	£ 4,874
Average fixed interest rate	1.05%	1.47%
Cash flow hedges [member] | Later than one month and not later than three months [member]
Interest rate
Notional (in Pounds)	£ 23,589	£ 11,204
Average fixed interest rate	1.22%	1.03%
Cash flow hedges [member] | Later than three months and not later than one year [member]
Interest rate
Notional (in Pounds)	£ 58,447	£ 66,312
Average fixed interest rate	1.29%	0.99%
Cash flow hedges [member] | Later than one year and not later than five years [member]
Interest rate
Notional (in Pounds)	£ 209,108	£ 292,712
Average fixed interest rate	1.47%	1.46%
Currency swap contract [member] | Fair value hedges [member]
Interest rate
Notional (in Pounds)	£ 34
Currency swap contract [member] | Fair value hedges [member] | Later than five years [member]
Interest rate
Notional (in Pounds)	£ 34
Average fixed interest rate	1.28%
Currency swap contract [member] | Cash flow hedges [member]
Interest rate
Notional (in Pounds)	£ 9,549	£ 10,578
Currency swap contract [member] | Cash flow hedges [member] | Later than five years [member]
Interest rate
Notional (in Pounds)	5,136	6,119
Currency swap contract [member] | Cash flow hedges [member] | Not later than one month [member]
Interest rate
Notional (in Pounds)		67
Currency swap contract [member] | Cash flow hedges [member] | Later than one month and not later than three months [member]
Interest rate
Notional (in Pounds)	413	47
Currency swap contract [member] | Cash flow hedges [member] | Later than three months and not later than one year [member]
Interest rate
Notional (in Pounds)	1,611	2,234
Currency swap contract [member] | Cash flow hedges [member] | Later than one year and not later than five years [member]
Interest rate
Notional (in Pounds)	2,389	2,111
Interest rate swap contract [member] | Fair value hedges [member]
Interest rate
Notional (in Pounds)	183,489	150,971
Interest rate swap contract [member] | Fair value hedges [member] | Later than five years [member]
Interest rate
Notional (in Pounds)	£ 29,566	£ 30,834
Average fixed interest rate	2.81%	2.98%
Interest rate swap contract [member] | Fair value hedges [member] | Not later than one month [member]
Interest rate
Notional (in Pounds)	£ 331	£ 393
Average fixed interest rate	2.58%	1.38%
Interest rate swap contract [member] | Fair value hedges [member] | Later than one month and not later than three months [member]
Interest rate
Notional (in Pounds)	£ 9,305	£ 417
Average fixed interest rate	1.74%	2.06%
Interest rate swap contract [member] | Fair value hedges [member] | Later than three months and not later than one year [member]
Interest rate
Notional (in Pounds)	£ 37,948	£ 32,876
Average fixed interest rate	1.22%	1.65%
Interest rate swap contract [member] | Fair value hedges [member] | Later than one year and not later than five years [member]
Interest rate
Notional (in Pounds)	£ 106,339	£ 86,451
Average fixed interest rate	1.71%	1.75%
Swaps [Member] | Fair value hedges [member]
Interest rate
Notional (in Pounds)		£ 490
Swaps [Member] | Fair value hedges [member] | Later than five years [member]
Interest rate
Notional (in Pounds)		£ 171
Average fixed interest rate		4.44%
Swaps [Member] | Fair value hedges [member] | Later than one month and not later than three months [member]
Interest rate
Notional (in Pounds)		£ 36
Average fixed interest rate		4.82%
Swaps [Member] | Fair value hedges [member] | Later than one year and not later than five years [member]
Interest rate
Notional (in Pounds)		£ 283
Average fixed interest rate		5.88%
Euro to USD | Currency swap contract [member] | Fair value hedges [member] | Later than five years [member]
Interest rate
Average exchange rate	1.38
Euro to USD | Currency swap contract [member] | Cash flow hedges [member] | Later than five years [member]
Interest rate
Average exchange rate	1.05
Euro to USD | Currency swap contract [member] | Cash flow hedges [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate	1.05
Euro to USD | Swaps [Member] | Fair value hedges [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate		1.13
USD to Euro | Currency swap contract [member] | Cash flow hedges [member] | Later than five years [member]
Interest rate
Average exchange rate		1.07
USD to Euro | Currency swap contract [member] | Cash flow hedges [member] | Not later than one month [member]
Interest rate
Average exchange rate		1.15
USD to Euro | Currency swap contract [member] | Cash flow hedges [member] | Later than one month and not later than three months [member]
Interest rate
Average exchange rate	1.29
USD to Euro | Currency swap contract [member] | Cash flow hedges [member] | Later than three months and not later than one year [member]
Interest rate
Average exchange rate	1.30	1.13
USD to Euro | Currency swap contract [member] | Cash flow hedges [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate	1.31	1.10
USD to GBP [Member] | Currency swap contract [member] | Cash flow hedges [member] | Later than five years [member]
Interest rate
Average exchange rate		1.28
USD to GBP [Member] | Currency swap contract [member] | Cash flow hedges [member] | Later than one month and not later than three months [member]
Interest rate
Average exchange rate		1.32
USD to GBP [Member] | Currency swap contract [member] | Cash flow hedges [member] | Later than three months and not later than one year [member]
Interest rate
Average exchange rate		1.34
USD to GBP [Member] | Currency swap contract [member] | Cash flow hedges [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate		1.27
USD to GBP [Member] | Swaps [Member] | Fair value hedges [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate		1.30
NOK to GBP | Swaps [Member] | Fair value hedges [member] | Later than five years [member]
Interest rate
Average exchange rate		9.03
NOK to GBP | Swaps [Member] | Fair value hedges [member] | Later than one month and not later than three months [member]
Interest rate
Average exchange rate		9.22
NOK to GBP | Swaps [Member] | Fair value hedges [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate		9.19